Filed under Rule 497(k)

Registration No. 033-52742

SUNAMERICA SERIES TRUST

SA MFS Telecom Utility Portfolio

(the “Portfolio”)

Supplement dated October 25, 2018 to the Summary Prospectus,

dated May 1, 2018, as supplemented to date

This Supplement replaces the previous Supplement dated October 23, 2018.

Effective October 22, 2018, the Portfolio reorganized into the SA Legg Mason BW Large Cap Value Portfolio, a series of SunAmerica Series Trust. Accordingly, the Portfolio is no longer offered.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.